SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

(a)
In December 2020, Melco Resorts Macau further agreed to continue VIP rolling chip operations at the Studio City Casino until December 2021, subject to early termination with 30 day’s prior notice by either the Company or Melco Resorts Macau.

(b)
On January 4, 2021, Studio City Finance initiated a conditional tender offer (the “Conditional Tender Offer”) to purchase for cash any and all of the outstanding 2019 7.250% Studio City Notes with accrued interest. The Conditional Tender Offer was conditional upon, among other things, Studio City Finance raising sufficient funding from the completion of one or more financing transactions, together with cash on hand, to fund the purchase of validly tendered notes. The Conditional Tender Offer expired on January 11, 2021 with $347,056 aggregate principal amount of the 2019 7.250% Studio City Notes tendered.

(c)
On January 14, 2021, Studio City Finance issued $750,000 in aggregate principal amount of 5.000% senior notes due

January 15,
2029  at

an issue price of
100
%

of the principal amount
(the “
2021
5.000
% Studio City Notes”). The net proceeds from the offering of the
2021
5.000
% Studio City Notes were used to fund the Conditional Tender Offer and, on
February 17, 2021
, redeem the
2019
7.250
% Studio

City Notes in aggregate principal amount of $252,944
which remained outstanding following the completion of the Conditional Tender Offer, together with accrued interest.

The remaining proceeds will be used to partially fund the capital expenditures of the remaining development
project at Studio City and for general corporate purposes.
All of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries as defined in the
2021
5.000
% Studio City Notes are guarantors to guarantee the indebtedness under the
2021
5.000
% Studio City Notes
.

(d)
On March 15, 2021, Studio City Company amended the terms of the 2016 Studio City Credit Facilities, including the extension of the maturity date for the 2016 SC Term Loan Facility and the 2016 SC Revolving Credit Facility from November 30, 2021 to January 15, 2028 (the “Extended Maturity Date”). The 2016 SC Term Loan Facility shall be repaid at the Extended Maturity Date with no interim amortization payments. The 2016 SC Revolving Credit Facility is available up to the date that is one month prior to the 2016 SC Revolving Credit Facility’s Extended Maturity Date. Changes have also been made to the covenants in order to align them with those of certain other financings at Studio City Finance, including amending the threshold sizes and measurement dates of the covenants. Accordingly, the outstanding principal amount of the 2016 SC Term Loan Facility, and the related deferred financing costs and restricted cash as of December 31, 2020 were classified as non-current liabilities or assets in the accompanying consolidated balance sheets.